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Form 13F Report for the Calendar Year or Quarter Ended:                                                     9/30/2003

Check here if Amendment [  ]; Amendment Number:                        ----
    This Amendment (check only one):                                   [  ] is a restatement
                                                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
               Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:   Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer                        Michigan City, IN
-----------------------------------------------                        -----------------
                                                                           Place
10/14/2003
----------
Date

Report Type (check only one):
                                             [X] 13F Holdings Report
                                                      [ ] 13F Notice
                                          [ ] 13F Combination Report

List of Other Managers Reporting for this Manager:                     Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                       1

Form 13F Information Table Entry Total:                                 97

Form 13F Information Table Value Total:                        $64,199,060


List of Other Included Managers:          Horizon Trust & Investment Management

                                                                                                       -----------------------------
                                                                                                          INVESTMENT DIRECTION (6)
                                                                                                       -----------------------------
             NAME OF ISSUER (1)               TYPE (2)         CUSIP (3)     MARKET (4)  SHARES/PV (5)      SOLE     SHARED    NONE
             ------------------               --------         ---------    ----------   ------------- -----------------------------
AOL Time Warner                               Equity           00184A105        247819           16401      8411       7040      950
Abbott Laboratories                           Equity           2824100         1016179           23882     13845       8102     1935
ADR Abbey Natl PLC 7.25% Pfd                  Preferred Stock  2920502          204960            8000       800       5200     2000
ABN Amro 5.90% PFD                            Preferred Stock  00372P203        437940           18000      2600      14600      800
Alcoa Inc Com Stk                             Equity           13817101         404643           15468      6295       8673      500
Alltel Corp                                   Equity           20039103         376095            8116      4295       3821        0
Altria Group, Inc.                            Equity           02209S103       1416010           32329     12570      16504     3255
Ambac Financial Group 5.875% PFD              Preferred Stock  23139603         302206           12240      8640       3600        0
America Movil - ADR Series L                  Equity           02364W105        730276           31600      1600          0    30000
American Express Company                      Equity           25816109         342141            7593         0       7293      300
American International Group Inc              Equity           26874107        1117418           19366      7696       9796     1874
Ameristock Mutual Fund                        Equity           03071F104        543216           15010      5829       9181        0
Amgen Inc                                     Equity           31162100         278597            4318      1418       2400      500
Bac Cap Trust III 7.00% PFD                   Preferred Stock  05518E202        393324           14600      3200      11400        0
BP Amoco PLC, ADR's                           Equity           55622104        1877955           44607     23358      19771     1478
Bellsouth Corp                                Equity           79860102         541751           22878     12050       7220     3608
Berkshire Hathaway Inc Del Cl A               Equity           84670108         675000               9         0          8        1
Berkshire Hathaway, Inc. Cl B                 Equity           84670207         606528             243         5        228       10
Best Buy Inc                                  Equity           86516101         852176           17933      7452       9731      750
Bluegreen Corp                                Equity           96231105         566660           97700         0          0    97700
Burlington Northern/Santa Fe                  Equity           12189T104        288296            9986       110       6876     3000
Cardinal Health Inc                           Equity           14149Y108        633882           10856      5086       5084      686
Carnival Corp                                 Equity           143658300        269073            8181      1594       6587        0
Cendant Corp.                                 Equity           151313103        613929           32848     14810      18038        0
ChevronTexaco Corp                            Equity           166764100        913560           12786      5065       6428     1293
Chiron Corp                                   Equity           170040109        322528            6224      2875       3349        0
Cisco Systems Inc                             Equity           17275R102       1474951           75291     26538      44742     4011
Citigroup, Inc.                               Equity           172967101       1419684           31195     14067      15958     1170
Coca-Cola Company                             Equity           191216100        410612            9558      3100       3712     2746
Continental Airlines Cl B                     Equity           210795308        364760           22000         0          0    22000
Corning Inc Com                               Equity           219350105         95321           10119      1825       7894      400
Cytyc                                         Equity           232946103        646931           43100         0          0    43100
DNP Select Income Fund Inc.                   Equity           23325P104       3605374          341095    112371     207699    21025
Dell Inc.                                     Equity           24702R101        506046           15142      5477       9070      595
Du Pont DE Nemours                            Equity           263534109        678610           16961      8451       8000      510
EMC Corporation                               Equity           268648102        427664           33861     12125      20855      881
Epoch Pharmaceuticals Inc                     Equity           294273107         48400           20000         0          0    20000
Exxon Mobil Corp                              Equity           30231G102        687421           18782      6950       7536     4296
Federal-Mogul Corporation                     Equity           313549107          4400           20000         0          0    20000
Fedex Corporation                             Equity           31428X106        286714            4450      1350       2350      750
Fifth Third Bancorp                           Equity           316773100        336517            6059         0       2807     3252
Furrs Bishops Inc                             Equity           361115603           125           12500         0          0    12500
General Electric Company                      Equity           369604103       2923914           98085     40446      48384     9255


                                                                 -------------------------------
                                                                        VOTING AUTHORITY (8)
                                                                 -------------------------------
             NAME OF ISSUER (1)               OTHER MANAGERS (7)    SOLE     SHARED       OTHER
             ------------------               ------------------ -------------------------------
AOL Time Warner                                   Not Applicable      5199       0        11202
Abbott Laboratories                                                   3950       0        19932
ADR Abbey Natl PLC 7.25% Pfd                                             0       0         8000
ABN Amro 5.90% PFD                                                    1200       0        16800
Alcoa Inc Com Stk                                                     1635       0        13833
Alltel Corp                                                           1295      50         6771
Altria Group, Inc.                                                    3530       0        28799
Ambac Financial Group 5.875% PFD                                         0       0        12240
America Movil - ADR Series L                                          1600       0        30000
American Express Company                                                 0       0         7593
American International Group Inc                                      2920       0        16446
Ameristock Mutual Fund                                            3854.011       0        11156
Amgen Inc                                                             1044       0         3274
Bac Cap Trust III 7.00% PFD                                           3000       0        11600
BP Amoco PLC, ADR's                                                   3440       0        41167
Bellsouth Corp                                                        7000       0        15878
Berkshire Hathaway Inc Del Cl A                                          0       0            9
Berkshire Hathaway, Inc. Cl B                                           10       0          233
Best Buy Inc                                                          2640       0        15293
Bluegreen Corp                                                           0       0        97700
Burlington Northern/Santa Fe                                             0       0         9986
Cardinal Health Inc                                                   2076     100         8680
Carnival Corp                                                          500       0         7681
Cendant Corp.                                                         5020       0        27828
ChevronTexaco Corp                                                    2025       0        10761
Chiron Corp                                                            400       0         5824
Cisco Systems Inc                                                    12100     460        62731
Citigroup, Inc.                                                       6969       0        24226
Coca-Cola Company                                                      900     150         8508
Continental Airlines Cl B                                                0       0        22000
Corning Inc Com                                                       1300       0         8819
Cytyc                                                                    0       0        43100
DNP Select Income Fund Inc.                                          40681    1500       298914
Dell Inc.                                                             1780     300        13062
Du Pont DE Nemours                                                    4264     100        12597
EMC Corporation                                                       7125     134        26602
Epoch Pharmaceuticals Inc                                                0       0        20000
Exxon Mobil Corp                                                      2846       0        15936
Federal-Mogul Corporation                                                0       0        20000
Fedex Corporation                                                      350       0         4100
Fifth Third Bancorp                                                      0       0         6059
Furrs Bishops Inc                                                        0       0        12500
General Electric Company                                             17185     100        80800


                                                                                                       -----------------------------
                                                                                                          INVESTMENT DIRECTION (6)
                                                                                                       -----------------------------
             NAME OF ISSUER (1)               TYPE (2)         CUSIP (3)     MARKET (4)  SHARES/PV (5)      SOLE     SHARED    NONE
             ------------------               --------         ---------    ----------   ------------- -----------------------------
General Electric Cap Corp 6.10% Pfd           Preferred Stock  369622519        403728           15600      2800      12800        0
Harley-Davidson                               Equity           412822108        575604           11942      5077       6546      319
Home Depot Incorporated                       Equity           437076102        664518           20864      8180      11801      883
Illinois Tool Works Inc                       Equity           452308109        851905           12857      3365       8992      500
Intel Corp                                    Equity           458140100        951862           34588      1160       6288    27140
International Business Machines Corp          Equity           459200101        581211            6580       895       5345      340
iShares S&P 500 BARRA Value Index Fund        Equity           464287408        627227           12890      6050       6840        0
iShares S&P Small Cap 600 BARRA Growth        Equity           464287887        263058            3340      1020       2320        0
Johnson & Johnson                             Equity           478160104        969602           19580      5700       7180     6700
Kimberly Clark                                Equity           494368103       1357465           26451     11722      11420     3309
Lincoln National Corporation                  Equity           534187109        252012            7123      1700       3600     1823
Lowes Companies Inc                           Equity           548661107        974526           18777      7430      10847      500
Lucent Technologies Inc                       Equity           549463107         32406           15003      3465       8556     2982
MBNA Corporation                              Equity           55262L100       1669826           73238     33470      39020      748
Malaysia Fund                                 Equity           560905101         92600           20000      4500          0    15500
Marsh & McLennan CO                           Equity           571748102        458580            9632      4697       4935        0
Medtronic Inc                                 Equity           585055106        955291           20360      7885       7299     5176
Merck & CO., Inc                              Equity           589331107       1060033           20941      5912      10684     4345
Microsoft Corporation                         Equity           594918104       1816063           65326     16302      31788    17236
Migratec Inc                                  Equity           598622108          2000          100000         0     100000        0
Millenium Pharmaceuticals Inc                 Equity           599902103        313635           20300         0        300    20000
Morgan Stanley Dean Witter & CO.              Equity           617446448        430525            8532      2655       5697      180
Motorola Inc                                  Equity           620076109        126347           10573      1800       2143     6630
NTN Communications Inc                        Equity           629410309         37570           13000         0          0    13000
Nanophase Technologies Corp                   Equity           630079101        774000          120000         0          0   120000
Natl Rural Utility 6.75% Pfd                  Preferred Stock  637432709        238854            9400      2400       7000        0
Nisource Inc                                  Equity           65473P105        246733           12349         0      12349        0
Nokia Corp ADR                                Equity           654902204       1009882           64736     27444      34017     3275
Northern Trust Corp                           Equity           665859104       1713650           40464     12134      16530    11800
Omnicom Group Inc                             Equity           681919106        330151            4595      1912       2683        0
Pepsico Inc                                   Equity           713448108       1017518           22202      8255      11947     2000
Pfizer Inc.                                   Equity           717081103       1473734           48510     17081      25188     6241
Qualcomm Inc                                  Equity           747525103        504665           12111      5650       6391       70
Royal Dutch Petroleum                         Equity           780257804        581981           13167      6860       6207      100
SBC Communications                            Equity           78387G103        880366           39567     16847      16329     6391
Sara Lee Corp                                 Equity           803111103        237303           12925      7680       5245        0
Schering Plough Corporation                   Equity           806605101       1087679           71370      9500       6500    55370
Sears Roebuck Ac 7.40% Pfd                    Preferred Stock  812404507        285984           10800      2000       8800        0
street Tracks Dow Jones US Small Cap Value    Equity           86330E406        386830            2728       786       1942        0
Sun Microsystems                              Equity           866810104         58471           17665      1750       6675     9240
Teva Pharmaceutical Inds Ltd                  Equity           881624209        931845           16291      7130       9111       50
Thai Fund, Inc.                               Equity           882904105         74460           10414         0          0    10414
Tribune CO                                    Equity           896047107        284259            6193       600       5593        0


                                                                 -------------------------------
                                                                        VOTING AUTHORITY (8)
                                                                 -------------------------------
             NAME OF ISSUER (1)               OTHER MANAGERS (7)    SOLE     SHARED       OTHER
             ------------------               ------------------ -------------------------------
General Electric Cap Corp 6.10% Pfd                                     800    1000        13800
Harley-Davidson                                                        1505     100        10337
Home Depot Incorporated                                                3520       0        17344
Illinois Tool Works Inc                                                1400     100        11357
Intel Corp                                                              960     280        33348
International Business Machines Corp                                    700      83         5797
iShares S&P 500 BARRA Value Index Fund                                 5050       0         7840
iShares S&P Small Cap 600 BARRA Growth                                 1300       0         2040
Johnson & Johnson                                                      1550       0        18030
Kimberly Clark                                                         5017       0        21434
Lincoln National Corporation                                           3000       0         4123
Lowes Companies Inc                                                    3780       0        14997
Lucent Technologies Inc                                                2965     354        11684
MBNA Corporation                                                      14613     375        58250
Malaysia Fund                                                             0       0        20000
Marsh & McLennan CO                                                     815       0         8817
Medtronic Inc                                                          3170     100        17090
Merck & CO., Inc                                                       2528      50        18363
Microsoft Corporation                                                  5330       0        59996
Migratec Inc                                                              0       0       100000
Millenium Pharmaceuticals Inc                                             0       0        20300
Morgan Stanley Dean Witter & CO.                                        850       0         7682
Motorola Inc                                                           2043       0         8530
NTN Communications Inc                                                    0       0        13000
Nanophase Technologies Corp                                               0       0       120000
Natl Rural Utility 6.75% Pfd                                           3400       0         6000
Nisource Inc                                                              0       0        12349
Nokia Corp ADR                                                        11015     325        53396
Northern Trust Corp                                                    5760     300        34404
Omnicom Group Inc                                                       560       0         4035
Pepsico Inc                                                            5890       0        16312
Pfizer Inc.                                                            7900     226        40384
Qualcomm Inc                                                           1160       0        10951
Royal Dutch Petroleum                                                   360       0        12807
SBC Communications                                                     5169       0        34398
Sara Lee Corp                                                          2030       0        10895
Schering Plough Corporation                                            3500       0        67870
Sears Roebuck Ac 7.40% Pfd                                             2000       0         8800
street Tracks Dow Jones US Small Cap Value                              811       0         1917
Sun Microsystems                                                        200     100        17365
Teva Pharmaceutical Inds Ltd                                           3220       0        13071
Thai Fund, Inc.                                                           0       0        10414
Tribune CO                                                              400       0         5793

                                                                                                       -----------------------------
                                                                                                          INVESTMENT DIRECTION (6)
                                                                                                       -----------------------------
             NAME OF ISSUER (1)               TYPE (2)         CUSIP (3)     MARKET (4)  SHARES/PV (5)      SOLE     SHARED    NONE
             ------------------               --------         ---------    ----------   ------------- -----------------------------
Tyco International Ltd.                       Equity           902124106        859878           42089     17545      23712      832
United Airlines                               Equity           902549500        102240           96000         0          0    96000
Ultralife Batteries Inc                       Equity           903899102        287200           20000         0          0    20000
Vectren Corp                                  Equity           92240G101        311973           13208      5697       7511        0
Verizon Communications                        Equity           92343V104        395768           12200      6059       3438     2703
Wal-Mart Stores Inc                           Equity           931142103        815689           14605      4575       9354      676
Walgreen CO                                   Equity           931422109       1734285           56602     22273      23890    10439
Wellpoint Health Networks Inc Class A         Equity           94973H108        346706            4498      1813       2685        0
Wells Fargo & CO New                          Equity           949746101       1110907           21571      5940      13905     1726
Worldcom Inc - Worldcom Group                 Equity           98157D106           880           13754         0        650    13104
Flextronics International Ltd                 Equity           Y2573F102        757969           53303     26600      26703        0
                                                                           ---------------------------------------------------------
                                                                           $64,199,060       2,720,186   736,620  1,168,693  814,873
                                                                           =========================================================

                                                                 -------------------------------
                                                                        VOTING AUTHORITY (8)
                                                                 -------------------------------
             NAME OF ISSUER (1)               OTHER MANAGERS (7)    SOLE     SHARED       OTHER
             ------------------               -----------------  -------------------------------
Tyco International Ltd.                                                6970     100        35019
United Airlines                                                           0       0        96000
Ultralife Batteries Inc                                                   0       0        20000
Vectren Corp                                                           1699       0        11509
Verizon Communications                                                  925      19        11256
Wal-Mart Stores Inc                                                    2165      57        12383
Walgreen CO                                                            7980     100        48522
Wellpoint Health Networks Inc Class A                                  1430     100         2968
Wells Fargo & CO New                                                   3144     100        18327
Worldcom Inc - Worldcom Group                                             0       0        13754
Flextronics International Ltd                                         11010       0        42293
                                                                  -------------------------------
                                                                    297,432   6,763    2,415,991
                                                                  ===============================